SHORT-TERM BORROWINGS - Committed Credit Facility (Details) - Committed Credit Facility - CAD ($)	1 Months Ended
	Mar. 31, 2021	Dec. 31, 2021	Mar. 15, 2021
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity	$ 19,000,000,000	$ 13,000,000,000	$ 13,000,000,000
Repayment period (in days)	364 days